Related Party Transactions and Balances (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 SGD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Related Party Transactions and Balances [Line Items]
Loans aggregate principal amount	$ 12,812,000	$ 17,181
Expenses recognized	1,768,000
Mr. Jin Ngee Vernon Kwek [Member]
Related Party Transactions and Balances [Line Items]
Amount paid	640,000		$ 531,000
Sureties for indemnities amount	6,203,000			$ 8,359
Mr. Hansel Loo [Member]
Related Party Transactions and Balances [Line Items]
Accrued expenses	385,000		251,000
Amount paid	$ 386,000		341,000
Settled contingent consideration amount			$ 791,000
Percentage of shareholder of Maint-Kleen.			100.00%	100.00%
Mr. Zhang Youwei [Member]
Related Party Transactions and Balances [Line Items]
Shares granted (in Shares) | shares	292,036	292,036
Expenses recognized	$ 207
Mr. Yew Jin Sng and Mr. Hansel Loo [Member]
Related Party Transactions and Balances [Line Items]
Sureties for indemnities amount	6,460,000	$ 8,663
Officers [Member]
Related Party Transactions and Balances [Line Items]
Accrued expenses	2,000
Directors [Member]
Related Party Transactions and Balances [Line Items]
Accrued expenses			$ 89,000
Sureties for indemnities amount			$ 51,000
Board of Directors Chairman [Member]
Related Party Transactions and Balances [Line Items]
Shares granted (in Shares) | shares	75,951	75,951
Board of Directors Chairman [Member] | Other Expense [Member]
Related Party Transactions and Balances [Line Items]
Expenses recognized	$ 60,000
Primech AI Pte. Ltd[Member] | Mr. Zhang Youwei [Member]
Related Party Transactions and Balances [Line Items]
Shareholders percentage	49.00%	49.00%